Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (21.6%)

	Airlines (0.0%)
505,650	UAL Pass Through Trust Series
	2007-1µ
	6.636%, 01/02/24	$538,009
	Communication Services (3.2%)
1,975,000	Altice France, SA*
	7.375%, 05/01/26	2,108,470
1,490,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	1,492,779
	CenturyLink, Inc.*
1,400,000	4.000%, 02/15/27µ	1,412,971
575,000	5.125%, 12/15/26^	592,239
2,135,000	Cincinnati Bell, Inc.*
	8.000%, 10/15/25	2,276,444
885,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	845,033
	CSC Holdings, LLC*
4,240,000	5.500%, 04/15/27µ	4,512,886
2,600,000	5.750%, 01/15/30	2,796,937
1,600,000	5.500%, 05/15/26µ	1,680,680
900,000	Cumulus Media New Holdings,
	Inc.*^
	6.750%, 07/01/26	950,063
906,000	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Companyµ*
	5.375%, 08/15/26	903,966
6,841,000	Embarq Corp.
	7.995%, 06/01/36	7,613,828
	Entercom Media Corp.*^
1,450,000	7.250%, 11/01/24	1,535,166
840,000	6.500%, 05/01/27	900,770
	Frontier Communications Corp.
2,890,000	7.625%, 04/15/24	1,331,712
1,820,000	11.000%, 09/15/25	844,689
1,500,000	10.500%, 09/15/22	684,180
905,000	8.500%, 04/01/26*	929,159
605,000	8.000%, 04/01/27*	632,797
430,000	7.125%, 01/15/23	202,960
301,000	Go Daddy Operating Company,
	LLC / GD Finance Company, Inc.*
	5.250%, 12/01/27	316,207
1,500,000	Gray Television, Inc.*^
	7.000%, 05/15/27	1,636,770
	Hughes Satellite Systems Corp.
1,040,000	6.625%, 08/01/26^	1,153,136
345,000	5.250%, 08/01/26µ	375,538
500,000	iHeartCommunications, Inc.^
	8.375%, 05/01/27	544,753
5,350,000	Inmarsat Finance, PLCµ*
	4.875%, 05/15/22	5,418,025
	Intelsat Jackson Holdings, SA^
2,140,000	9.750%, 07/15/25*	1,827,314
935,000	8.000%, 02/15/24*	959,216
585,000	5.500%, 08/01/23	479,603
1,500,000	LCPR Senior Secured Financing
	DAC*^
	6.750%, 10/15/27	1,590,450
	Netflix, Inc.
910,000	4.875%, 06/15/30*	951,887
610,000	4.875%, 04/15/28^	653,261
PRINCIPAL
AMOUNT		VALUE
595,000	SBA Communications Corp.
	4.000%, 10/01/22	$606,025
2,100,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	2,212,129
	Sprint Corp.
4,245,000	7.125%, 06/15/24^	4,392,429
2,435,000	7.875%, 09/15/23^	2,589,014
1,400,000	7.625%, 03/01/26^	1,464,064
570,000	7.250%, 02/01/28*	564,585
880,000	Telecom Italia Capital, SA
	6.000%, 09/30/34	991,593
	Telesat Canada / Telesat, LLC*
976,000	4.875%, 06/01/27^	1,007,281
575,000	6.500%, 10/15/27	602,571
2,335,000	United States Cellular Corp.
	6.700%, 12/15/33	2,646,547
125,000	Vodafone Group, PLC"
	7.000%, 04/04/79
	3 mo. USD LIBOR + 4.87%	147,557
	Windstream Services, LLC /
	Windstream Finance Corp.@
464,000	7.750%, 10/01/21	58,174
158,000	10.500%, 06/30/24*	65,312
580,000	Zayo Group, LLC / Zayo Capital,
	Inc.*
	5.750%, 01/15/27	593,442
		68,094,612
	Consumer Discretionary (3.5%)
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
856,000	6.625%, 01/15/28	873,711
661,000	9.875%, 04/01/27	762,801
1,275,000	Beverages & More, Inc.*
	11.500%, 06/15/22	829,247
	Boyd Gaming Corp.
1,500,000	6.000%, 08/15/26	1,594,920
600,000	4.750%, 12/01/27*	611,811
1,450,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*
	5.250%, 10/15/25	1,475,252
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
3,900,000	5.125%, 05/01/27*	4,086,439
2,155,000	5.000%, 02/01/28*	2,258,666
1,225,000	5.750%, 09/01/23	1,242,658
900,000	Cedar Fair, LP*^
	5.250%, 07/15/29	952,326
	Century Communities, Inc.
1,500,000	6.750%, 06/01/27*^	1,629,338
1,330,000	5.875%, 07/15/25	1,399,406
2,500,000	Dana Financing Luxembourg
	Sarl*^
	6.500%, 06/01/26	2,673,537
1,800,000	DISH DBS Corp.^
	7.750%, 07/01/26	1,892,160
2,770,000	Eldorado Resorts, Inc.
	6.000%, 04/01/25	2,905,287
	ESH Hospitality, Inc.*
1,435,000	5.250%, 05/01/25^	1,472,662
600,000	4.625%, 10/01/27µ	600,750
	Ford Motor Credit Company,
	LLCµ
1,600,000	4.063%, 11/01/24	1,652,960
1,400,000	4.134%, 08/04/25	1,436,799

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,400,000	3.664%, 09/08/24	$1,423,338
125,000	General Motors Financial
	Company, Inc.^"
	6.500%, 09/30/28
	3 mo. USD LIBOR + 3.44%	133,348
1,500,000	GLP Capital, LP / GLP Financing
	II, Inc.µ
	5.250%, 06/01/25	1,680,427
2,400,000	goeasy, Ltd.µ*
	5.375%, 12/01/24	2,477,544
2,160,000	Guitar Center, Inc.*
	9.500%, 10/15/21	2,151,025
301,000	Installed Building Products, Inc.*^
	5.750%, 02/01/28	322,433
1,500,000	International Game Technology,
	PLC*^
	6.250%, 01/15/27	1,697,812
2,305,000	L Brands, Inc.^
	6.875%, 11/01/35	2,313,621
1,500,000	Lennar Corp.µ
	5.250%, 06/01/26	1,664,168
	M/I Homes, Inc.
1,295,000	5.625%, 08/01/25^	1,364,159
855,000	4.950%, 02/01/28*	881,723
	Mattel, Inc.*^
1,505,000	5.875%, 12/15/27	1,585,946
1,390,000	6.750%, 12/31/25	1,492,401
1,365,000	Mclaren Finance, PLC*^
	5.750%, 08/01/22	1,319,061
3,280,000	Meritage Homes Corp.
	7.000%, 04/01/22	3,587,008
600,000	Michaels Stores, Inc.*^
	8.000%, 07/15/27	539,067
1,980,000	Newell Brands, Inc.µ
	4.200%, 04/01/26	2,069,318
	Penske Automotive Group, Inc.
1,400,000	5.500%, 05/15/26^	1,451,975
650,000	5.375%, 12/01/24	667,901
	Rite Aid Corp.
2,710,000	6.125%, 04/01/23*	2,470,544
1,820,000	7.700%, 02/15/27^	1,490,616
880,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	855,461
600,000	Service Corp. International^
	5.125%, 06/01/29	640,563
	Sirius XM Radio, Inc.µ*
1,500,000	5.500%, 07/01/29	1,619,618
1,500,000	4.625%, 07/15/24	1,559,468
1,500,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	1,519,643
901,000	Taylor Morrison Communities,
	Inc.µ*
	5.750%, 01/15/28	986,406
1,500,000	Twin River Worldwide Holdings,
	Inc.*
	6.750%, 06/01/27	1,589,955
506,987	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	532,461
1,200,000	VOC Escrow, Ltd.µ*^
	5.000%, 02/15/28	1,250,514
		73,688,254
PRINCIPAL
AMOUNT		VALUE
	Consumer Staples (1.0%)
1,470,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertsons,
	LP / Albertson's, LLC
	5.750%, 03/15/25	$ 1,527,639
900,000	Dean Foods Company*@
	6.500%, 03/15/23	173,475
900,000	Energizer Holdings, Inc.*^
	6.375%, 07/15/26	959,328
1,405,000	Fresh Market, Inc.*
	9.750%, 05/01/23	689,799
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
3,295,000	5.875%, 07/15/24	3,391,609
2,100,000	6.750%, 02/15/28^	2,333,394
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.µ*
1,201,000	5.500%, 01/15/30^	1,304,076
480,000	6.500%, 04/15/29	537,797
125,000	Land O'Lakes, Inc.*
	7.000%, 09/18/28	114,498
	New Albertson's, Inc.
751,000	7.750%, 06/15/26	813,006
298,000	8.000%, 05/01/31	325,687
	Pilgrim's Pride Corp.*
1,720,000	5.875%, 09/30/27	1,831,120
600,000	5.750%, 03/15/25	618,930
	Post Holdings, Inc.*
1,430,000	5.750%, 03/01/27	1,511,281
450,000	5.500%, 12/15/29^	478,483
300,000	5.625%, 01/15/28^	318,894
1,185,000	Simmons Foods, Inc.*
	7.750%, 01/15/24	1,270,954
	Vector Group, Ltd.*
1,585,000	6.125%, 02/01/25µ	1,580,483
605,000	10.500%, 11/01/26	634,645
		20,415,098
	Energy (2.1%)
915,000	Apergy Corp.
	6.375%, 05/01/26	971,067
896,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	588,233
	Buckeye Partners, LP^
900,000	3.950%, 12/01/26	893,268
600,000	5.850%, 11/15/43	570,750
1,206,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	458,268
2,587,000	California Resources Corp.*
	8.000%, 12/15/22	883,189
1,500,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	557,332
1,200,000	Cheniere Energy Partners, LPµ
	5.625%, 10/01/26	1,260,720
768,000	Chesapeake Energy Corp.*
	11.500%, 01/01/25	624,484
1,950,000	DCP Midstream Operating, LP*"
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	1,808,810
	Denbury Resources, Inc.
1,439,000	7.750%, 02/15/24*	1,158,870
565,000	9.250%, 03/31/22*	497,556
358,000	5.500%, 05/01/22	219,139
515,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	420,825

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
900,000	eG Global Finance, PLC*		900,000	Parkland Fuel Corp.*
	6.750%, 02/07/25	$913,144		5.875%, 07/15/27	$955,980
250,000	Enbridge, Inc.µ"		1,390,000	Plains All American Pipeline,
	6.000%, 01/15/77			LPµ"
	3 mo. USD LIBOR + 3.89%	269,143		6.125%, 11/15/22
	Energy Transfer Operating, LPµ			3 mo. USD LIBOR + 4.11%	1,300,303
2,610,000	4.781%, 11/01/66"		1,165,000	SESI, LLC
	3 mo. USD LIBOR + 3.02%	2,139,273		7.750%, 09/15/24	728,253
2,150,000	5.500%, 06/01/27	2,464,029	565,000	SM Energy Company
575,000	Energy Transfer Operating, LPµ			6.750%, 09/15/26	515,605
	5.875%, 01/15/24	643,028	850,000	Targa Resources Partners, LP /
	EnLink Midstream Partners, LP			Targa Resources Partners
1,775,000	6.000%, 12/15/22"			Finance Corp.µ^
	3 mo. USD LIBOR + 4.11%	1,242,243		6.500%, 07/15/27	929,717
1,430,000	4.850%, 07/15/26µ	1,323,215	250,000	Transcanada Trustµ"
255,000	Enterprise Products Operating,			5.300%, 03/15/77
	LLCµ"			3 mo. USD LIBOR + 3.21%	260,035
	5.250%, 08/16/77			Transocean, Inc.*^
	3 mo. USD LIBOR + 3.03%	263,884	815,000	7.500%, 01/15/26	762,172
	EP Energy, LLC / Everest		575,000	8.000%, 02/01/27	534,943
	Acquisition Finance, Inc.*@		1,450,000	Vine Oil & Gas, LP / Vine Oil &
1,100,000	9.375%, 05/01/24	33,578		Gas Finance Corp.*
720,000	7.750%, 05/15/26	488,092		8.750%, 04/15/23	749,867
	Genesis Energy, LP / Genesis		600,000	Viper Energy Partners, LP*^
	Energy Finance Corp.			5.375%, 11/01/27	626,307
1,515,000	6.500%, 10/01/25	1,488,510	1,665,000	W&T Offshore, Inc.*
1,500,000	6.250%, 05/15/26	1,434,007		9.750%, 11/01/23	1,579,677
	Gulfport Energy Corp.		552,000	Weatherford International, Ltd.*
1,080,000	6.000%, 10/15/24^	606,501		11.000%, 12/01/24	586,886
1,000,000	6.375%, 05/15/25	506,510	1,115,000	Whiting Petroleum Corp.
302,000	Hess Midstream Partners, LP*^			6.625%, 01/15/26	629,680
	5.125%, 06/15/28	313,070			43,641,112
313,000	HighPoint Operating Corp.

	7.000%, 10/15/22	297,183		Financials (4.1%)
286,000	Holly Energy Partners, LP / Holly		3,918,000	Acrisure, LLC / Acrisure Finance,
	Energy Finance Corp.*
				Inc.*
	5.000%, 02/01/28	290,446
				7.000%, 11/15/25	3,853,804
580,000	Laredo Petroleum, Inc.^
			71,000	AG Issuer, LLC*
	10.125%, 01/15/28	517,653
				6.250%, 03/01/28	6,603
1,910,000	Lonestar Resources America,
			2,500,000	Alliant Holdings Intermediate, LLC
	Inc.*
				/ Alliant Holdings Co-Issuer*
	11.250%, 01/01/23	1,251,270
				6.750%, 10/15/27	2,633,925
1,500,000	Magnolia Oil & Gas Operating,
			750,000	Allstate Corp.µ"
	LLC / Magnolia Oil & Gas Finance
				5.750%, 08/15/53
	Corp.*^
				3 mo. USD LIBOR + 2.94%	815,670
	6.000%, 08/01/26	1,556,002
			1,899,000	Ally Financial, Inc.
2,380,000	McDermott Technologies
				8.000%, 11/01/31	2,687,902
	Americas, Inc. / McDermott
			250,000	American International Group,
	Technology U.S., Inc.*@
				Inc.µ"
	10.625%, 05/01/24	316,861
				5.750%, 04/01/48
	Moss Creek Resources Holdings,
				3 mo. USD LIBOR + 2.87	283,109
	Inc.*
			2,383,000	Amwins Group, Inc.*
600,000	10.500%, 05/15/27	482,268
				7.750%, 07/01/26	2,606,942
540,000	7.500%, 01/15/26	402,133
			3,380,000	Ardonagh Midco 3, PLC*^
135,000	MPLX, LPµ"
				8.625%, 07/15/23	3,470,212
	6.875%, 02/15/23
			2,700,000	AssuredPartners, Inc.*
	3 mo. USD LIBOR + 4.65%	136,245
				7.000%, 08/15/25	2,750,314
600,000	Murphy Oil Corp.µ^
			1,385,000	Bank of America Corp.µ"
	5.875%, 12/01/27	616,296
				4.300%, 01/28/25
540,000	Nine Energy Service, Inc.*
				3 mo. USD LIBOR + 2.66	1,385,879
	8.750%, 11/01/23	457,034
			205,000	Bank of Montrealµ"
735,000	Oasis Petroleum, Inc.*^
				4.800%, 08/25/24
	6.250%, 05/01/26	562,216
				5 year CMT + 2.98	213,905
1,500,000	Par Petroleum, LLC / Par

	Petroleum Finance Corp.*
	7.750%, 12/15/25	1,555,342

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
390,000	Bank of New York Mellon		1,500,000	6.250%, 06/03/26µ	$1,580,550
	Corp.µ^"		1,140,000	JPMorgan Chase & Companyµ"
	4.625%, 09/20/26			4.600%, 02/01/25
	3 mo. USD LIBOR + 3.13%	$412,893		SOFR + 3.13	1,163,729
70,000	Bank OZK"		250,000	KeyCorpµ"
	5.500%, 07/01/26			5.000%, 09/15/26
	3 mo. USD LIBOR + 4.43	72,789		3 mo. USD LIBOR + 3.61%	267,244
200,000	Barclays, PLC"			Ladder Capital Finance Holdings
	7.875%, 03/15/22			LLLP / Ladder Capital Finance
	USD 5 year swap rate + 6.77	217,047		Corp.µ*
2,180,000	Brookfield Property REIT, Inc. /		1,200,000	5.250%, 10/01/25	1,239,678
	BPR Cumulus, LLC / BPR		288,000	4.250%, 02/01/27	287,731
	Nimbus, LLC / GGSI Sellco,		990,000	Level 3 Financing, Inc.
	LLCµ*			5.375%, 05/01/25	1,023,061
	5.750%, 05/15/26	2,279,135	200,000	Lloyds Banking Group, PLC"
395,000	Charles Schwab Corp.µ^"			7.500%, 06/27/24
	5.000%, 12/01/27			USD 5 year swap rate + 4.76	224,509
	3 mo. USD LIBOR + 2.58%	418,982	2,795,000	LPL Holdings, Inc.*
250,000	CIT Group, Inc.^"			5.750%, 09/15/25	2,922,186
	5.800%, 06/15/22		2,990,000	MetLife, Inc.µ
	3 mo. USD LIBOR + 3.97%	258,164		6.400%, 12/15/66	3,749,370
1,070,000	Citigroup, Inc.µ"		1,870,000	Nationstar Mortgage, LLC /
	5.000%, 09/12/24			Nationstar Capital Corp.
	SOFR + 3.81%	1,120,113		6.500%, 07/01/21	1,870,785
	Credit Acceptance Corp.µ*		120,000	Nationwide Financial Services,
1,500,000	6.625%, 03/15/26	1,626,690		Inc.µ
1,092,000	5.125%, 12/31/24	1,142,445		6.750%, 05/15/87	141,191
200,000	Credit Suisse Group, AGµ*"			Navient Corp.
	7.500%, 12/11/23		1,996,000	5.000%, 03/15/27^	1,992,986
	USD 5 year swap rate + 4.60	227,346	1,240,000	6.750%, 06/25/25^	1,357,000
135,000	Discover Financial Servicesµ^"		575,000	6.500%, 06/15/22	615,621
	5.500%, 10/30/27		1,130,000	NexBank Capital, Inc.*"
	3 mo. USD LIBOR + 3.08%	143,897		6.375%, 09/30/27
1,500,000	Donnelley Financial Solutions, Inc.			3 mo. USD LIBOR + 4.59%	1,157,386
	8.250%, 10/15/24	1,564,665	200,000	Nordea Bank Abpµ*"
250,000	Fifth Third Bancorpµ"			6.625%, 03/26/26
	5.100%, 06/30/23			5 year CMT + 4.11	226,308
	3 mo. USD LIBOR + 3.03%	259,078	545,000	Principal Financial Group, Inc.µ^"
1,376,000	Global Aircraft Leasing Company,			4.700%, 05/15/55
	Ltd.*			3 mo. USD LIBOR + 3.04%	548,398
	6.500%, 09/15/24		400,000	Progressive Corp.µ"
	7.250% PIK rate	1,410,751		5.375%, 03/15/23
	Goldman Sachs Group, Inc.µ"			3 mo. USD LIBOR + 2.54%	421,586
425,000	4.400%, 02/10/25		370,000	Prudential Financial, Inc.µ^"
	5 year CMT + 2.85	425,565		5.700%, 09/15/48
125,000	4.950%, 02/10/25			3 mo. USD LIBOR + 2.67%	428,377
	5 year CMT + 3.22	130,766	1,500,000	Radian Group, Inc.µ
1,891,000	Greystar Real Estate Partners,			4.875%, 03/15/27	1,587,060
	LLC*		1,500,000	Simmons First National Corp."
	5.750%, 12/01/25	1,962,953		5.000%, 04/01/28
900,000	HAT Holdings I, LLC / HAT			3 mo. USD LIBOR + 2.15%	1,564,020
	Holdings II, LLCµ*			Springleaf Finance Corp.
	5.250%, 07/15/24	948,276	2,030,000	6.875%, 03/15/25	2,302,284
5,150,000	HUB International, Ltd.*		1,500,000	7.125%, 03/15/26	1,726,260
	7.000%, 05/01/26	5,327,392	301,000	6.625%, 01/15/28µ	340,065
	Icahn Enterprises, LP / Icahn		1,500,000	Starwood Property Trust, Inc.µ^
	Enterprises Finance Corp.µ*			4.750%, 03/15/25	1,570,200
1,455,000	5.250%, 05/15/27	1,460,500	800,000	State Street Corp.µ"
287,000	4.750%, 09/15/24^	294,152		5.625%, 12/15/23
2,448,000	ILFC E-Capital Trust II*^"			3 mo. USD LIBOR + 2.54%	850,432
	4.150%, 12/21/65		640,000	Towne Bank"
	3 mo. USD LIBOR + 1.80%	2,025,328		4.500%, 07/30/27
2,625,000	Iron Mountain, Inc.µ*			3 mo. USD LIBOR + 2.55%	637,290
	5.250%, 03/15/28	2,747,601	525,000	Tronox Finance, PLC*^
	Jefferies Finance, LLC / JFIN Co-			5.750%, 10/01/25	525,273
	Issuer Corp.*
3,825,000	7.250%, 08/15/24	3,946,539

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
	Truist Financial Corp.^"		2,380,000	6.000%, 04/15/24µ	$2,427,421
270,000	4.800%, 09/01/24µ		368,000	2.200%, 07/21/21	363,102
	5 year CMT + 3.00	$278,771	2,815,000	West Street Merger Sub, Inc.*^
250,000	5.125%, 12/15/27			6.375%, 09/01/25	2,784,260
	3 mo. USD LIBOR + 2.79	264,759			55,742,942
200,000	UBS Group, AGµ*"

	7.000%, 01/31/24			Industrials (2.9%)
	USD 5 year swap rate + 4.34	220,170	1,300,000	ACCO Brands Corp.*^
750,000	US Bancorpµ^"
				5.250%, 12/15/24	1,353,853
	5.300%, 04/15/27
				Albertsons Companies, Inc. /
	3 mo. USD LIBOR + 2.91%	826,208
				Safeway, Inc. / New Albertsons,
	VICI Properties, LP / VICI Note
				LP / Albertsons, LLC*
	Company, Inc.*
			1,425,000	4.625%, 01/15/27^	1,445,420
1,141,000	3.750%, 02/15/27	1,146,825
			1,140,000	4.875%, 02/15/30	1,172,085
638,000	4.625%, 12/01/29	667,667
				Allison Transmission, Inc.µ*
570,000	4.125%, 08/15/30	579,220
			1,300,000	4.750%, 10/01/27	1,353,749
250,000	Voya Financial, Inc.µ"
			380,000	5.000%, 10/01/24	389,054
	6.125%, 09/15/23
			300,000	5.875%, 06/01/29	328,140
	3 mo. USD LIBOR + 3.36%	270,919
			580,000	American Airlines Group, Inc.*^

		87,706,451		5.000%, 06/01/22	603,594
	Health Care (2.6%)		1,375,000	Arconic, Inc.^
				5.125%, 10/01/24	1,485,412

2,680,000	Acadia Healthcare Company, Inc.		3,100,000	ARD Finance, SA*
	6.500%, 03/01/24	2,767,100		6.500%, 06/30/27
3,285,000	Bausch Health Americas, Inc.*			6.5% CASH / 7.25% PIK	3,207,616
	8.500%, 01/31/27	3,716,764		Avolon Holdings Funding, Ltd.µ*
	Centene Corp.µ*		600,000	5.250%, 05/15/24	661,626
1,216,000	4.250%, 12/15/27	1,271,346	575,000	2.875%, 02/15/25	579,893
910,000	4.625%, 12/15/29	982,131	1,480,000	Beacon Roofing Supply, Inc.*^
	CHS/Community Health Systems,			4.875%, 11/01/25	1,474,043
	Inc.		60,000	BNSF Funding Trust Iµ"
6,285,000	8.125%, 06/30/24*	5,664,356		6.613%, 12/15/55
1,325,000	8.000%, 03/15/26*^	1,384,440		3 mo. USD LIBOR + 2.35	67,743
875,000	6.250%, 03/31/23	891,441		Cascades Inc/Cascades USA,
3,215,000	DaVita, Inc.			Inc.*
	5.125%, 07/15/24	3,289,845	901,000	5.125%, 01/15/26^	934,396
1,725,000	Endo DAC / Endo Finance, LLC /		600,000	5.375%, 01/15/28µ	621,225
	Endo Finco, Inc.*^			Covanta Holding Corp.
	6.000%, 07/15/23	1,319,254	1,810,000	5.875%, 03/01/24	1,847,449
	HCA, Inc.		270,000	5.875%, 07/01/25^	280,835
4,905,000	5.875%, 05/01/23	5,409,234	1,445,000	Delphi Technologies, PLC*
1,450,000	7.500%, 11/06/33	1,840,449		5.000%, 10/01/25	1,601,624
360,000	5.375%, 02/01/25	402,599	575,000	EnerSys*
936,000	Hill-Rom Holdings, Inc.µ*			4.375%, 12/15/27	575,759
	4.375%, 09/15/27	958,698	2,740,000	Fly Leasing, Ltd.
2,800,000	Magellan Health, Inc.µ			5.250%, 10/15/24	2,850,655
	4.900%, 09/22/24	2,921,324	250,000	General Electric Company^"
	Mallinckrodt International Finance,			5.000%, 01/21/21
	SA / Mallinckrodt CB, LLC*			3 mo. USD LIBOR + 3.33%	247,965
1,955,000	5.625%, 10/15/23	772,870	286,000	GFL Environmental, Inc.*
850,000	4.875%, 04/15/20	691,258		5.125%, 12/15/26	295,780
2,100,000	Par Pharmaceutical, Inc.*^			Golden Nugget, Inc.*
	7.500%, 04/01/27	2,137,233	1,730,000	6.750%, 10/15/24	1,779,504
1,251,000	Team Health Holdings, Inc.*^		1,100,000	8.750%, 10/01/25^	1,160,390
	6.375%, 02/01/25	738,128	600,000	Granite Holdings US Acquisition
	Tenet Healthcare Corp.			Company*
2,710,000	6.250%, 02/01/27*^	2,872,871		11.000%, 10/01/27	629,271
1,600,000	4.625%, 07/15/24µ^	1,643,824	750,000	Graphic Packaging International,
1,575,000	6.875%, 11/15/31	1,628,322		LLCµ*
1,520,000	4.875%, 01/01/26µ*	1,570,434		4.750%, 07/15/27	812,235
1,680,000	Teva Pharmaceutical Finance		1,500,000	Great Lakes Dredge & Dock Corp.
	Company, BVµ			8.000%, 05/15/22	1,584,952
	2.950%, 12/18/22	1,623,107	1,830,000	H&E Equipment Services, Inc.^
	Teva Pharmaceutical Finance			5.625%, 09/01/25	1,916,294
	Netherlands III, BV^		1,500,000	Herc Holdings, Inc.*^
3,930,000	2.800%, 07/21/23	3,671,131		5.500%, 07/15/27	1,568,362

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Hertz Corp.*
1,205,000	6.000%, 01/15/28^	$1,216,755
747,000	7.625%, 06/01/22	774,523
1,450,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	1,487,925
900,000	KeHE Distributors, LLC / KeHE
	Finance Corp.*
	8.625%, 10/15/26	956,619
1,867,000	Meritor, Inc.
	6.250%, 02/15/24	1,915,057
722,000	Moog, Inc.µ*
	4.250%, 12/15/27	743,411
1,425,000	Nationstar Mortgage Holdings,
	Inc.*
	6.000%, 01/15/27	1,451,548
1,030,000	Navistar International Corp.*
	6.625%, 11/01/25	1,081,181
1,140,000	Novelis Corp.*
	4.750%, 01/30/30	1,145,700
2,070,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	2,108,802
600,000	Patrick Industries, Inc.*
	7.500%, 10/15/27	654,582
885,000	Scientific Games International,
	Inc.*
	5.000%, 10/15/25	911,267
	Station Casinos, LLC*
1,491,000	5.000%, 10/01/25^	1,530,094
997,000	4.500%, 02/15/28	995,116
985,000	Tennant Company
	5.625%, 05/01/25	1,032,364
1,200,000	TransDigm UK Holdings, PLC
	6.875%, 05/15/26	1,283,934
	TransDigm, Inc.
1,490,000	6.250%, 03/15/26*^	1,611,062
875,000	7.500%, 03/15/27	958,733
	United Rentals North America,
	Inc.
1,250,000	5.875%, 09/15/26	1,334,800
1,120,000	4.875%, 01/15/28^	1,169,846
615,000	6.500%, 12/15/26µ	669,956
750,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	773,306
1,500,000	XPO Logistics, Inc.µ*^
	6.750%, 08/15/24	1,627,327
		60,262,832
	Information Technology (0.5%)
600,000	CDK Global, Inc.µ*
	5.250%, 05/15/29	645,819
1,385,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	1,324,586
2,855,000	Dell International, LLC / EMC
	Corp.µ*
	6.020%, 06/15/26	3,336,296
586,000	Fair Isaac Corp.µ*^
	4.000%, 06/15/28	597,324
1,790,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	1,559,001
585,000	IQVIA, Inc.µ*
	5.000%, 05/15/27	617,544
900,000	MTS Systems Corp.*
	5.750%, 08/15/27	950,382
784,000	PTC, Inc.*
	4.000%, 02/15/28	795,446
		9,826,398
PRINCIPAL
AMOUNT		VALUE
	Materials (0.9%)
1,835,000	Alcoa Nederland Holding, BVµ*
	7.000%, 09/30/26	$1,993,214
600,000	Allegheny Technologies, Inc.
	5.875%, 12/01/27	612,816
900,000	ArcelorMittal, SA
	7.000%, 10/15/39	1,142,721
2,225,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*
	6.000%, 02/15/25	2,325,881
620,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	645,498
300,000	Compass Minerals International,
	Inc.*
	6.750%, 12/01/27	321,875
	First Quantum Minerals, Ltd.*
800,000	7.250%, 04/01/23^	796,248
787,000	7.000%, 02/15/21	788,181
	Freeport-McMoRan, Inc.
780,000	5.000%, 09/01/27^	810,596
570,000	5.450%, 03/15/43	581,505
1,100,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	1,129,133
900,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	943,420
900,000	Kaiser Aluminum Corp.µ*^
	4.625%, 03/01/28	918,670
295,000	Mineral Resources, Ltd.*
	8.125%, 05/01/27	322,444
1,375,000	New Gold, Inc.*
	6.375%, 05/15/25	1,297,821
301,000	Norbord, Inc.*^
	5.750%, 07/15/27	316,450
2,455,000	PBF Holding Company, LLC /
	PBF Finance Corp.
	7.250%, 06/15/25	2,614,305
1,200,000	Silgan Holdings, Inc.µ*
	4.125%, 02/01/28	1,199,052
906,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	943,273
		19,703,103
	Real Estate (0.3%)
1,500,000	CBL & Associates, LP^
	5.250%, 12/01/23	907,238
1,500,000	Forestar Group, Inc.*
	8.000%, 04/15/24	1,637,010
2,420,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	2,554,274
1,500,000	Service Properties Trustµ
	4.350%, 10/01/24	1,580,962
		6,679,484
	Utilities (0.5%)
856,000	Calpine Corp.µ*
	4.500%, 02/15/28	849,537
65,000	CenterPoint Energy, Inc.µ"
	6.125%, 09/01/23
	3 mo. USD LIBOR + 3.27	69,459
250,000	Dominion Energy, Inc.^"
	4.650%, 12/15/24
	5 year CMT + 2.99	259,455

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
330,000	Duke Energy Corp.µ"
	4.875%, 09/16/24
	5 year CMT + 3.39	$349,945
65,000	National Rural Utilities
	Cooperative Finance Corp.µ"
	5.250%, 04/20/46
	3 mo. USD LIBOR + 3.63	71,409
265,000	NextEra Energy Capital Holdings,
	Inc.µ"
	4.800%, 12/01/77
	3 mo. USD LIBOR + 2.41%	279,927
300,000	NextEra Energy Operating
	Partners, LPµ*
	4.250%, 07/15/24	313,200
350,000	NGPL PipeCo, LLC*^
	4.875%, 08/15/27	380,301
	NRG Energy, Inc.
810,000	6.625%, 01/15/27	871,617
657,000	5.750%, 01/15/28^	708,496
2,251,000	PPL Capital Funding, Inc.µ"
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	2,202,840
	Talen Energy Supply, LLC*
600,000	10.500%, 01/15/26	533,757
300,000	7.250%, 05/15/27µ^	308,108
1,500,000	TerraForm Power Operating,
	LLC*^
	5.000%, 01/31/28	1,626,855
1,235,000	Vistra Energy Corp.*
	8.125%, 01/30/26	1,320,672
125,000	WEC Energy Group, Inc.µ"
	4.022%, 05/15/67
	3 mo. USD LIBOR + 2.11%	118,298
		10,263,876
	TOTAL CORPORATE BONDS
	(Cost $461,173,943)	456,562,171
CONVERTIBLE BONDS (14.5%)
	Communication Services (3.7%)
7,385,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	10,686,686
3,000,000	IAC FinanceCo 2, Inc.*^~
	0.875%, 06/15/26	3,316,125
2,500,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	2,894,475
583,000	Intelsat, SA
	4.500%, 06/15/25	252,016
	Liberty Media Corp.
15,900,000	2.250%, 09/30/46	9,206,736
7,750,000	1.375%, 10/15/23	10,458,199
4,334,000	2.750%, 12/01/49*	4,525,433
4,810,000	Liberty Media Corp. (Sirius XM
	Holdings, Inc.)*§
	2.125%, 03/31/48	5,062,934
7,150,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	9,606,168
	Live Nation Entertainment, Inc.
1,883,000	2.500%, 03/15/23	2,242,465
823,000	2.000%, 02/15/25*	824,317
3,885,000	Sea, Ltd.*
	1.000%, 12/01/24	4,514,525
4,856,000	Snap, Inc.*
	0.750%, 08/01/26	5,427,284
PRINCIPAL
AMOUNT		VALUE
4,780,000	Twitter, Inc.
	0.250%, 06/15/24	$ 4,697,354
4,935,000	Zynga, Inc.*
	0.250%, 06/01/24	5,071,107
78,785,824
	Consumer Discretionary (1.7%)
10,535,000	Booking Holdings, Inc.
	0.900%, 09/15/21	11,581,442
1,244,000	Chegg, Inc.*^
	0.125%, 03/15/25	1,335,919
	DISH Network Corp.
2,480,000	3.375%, 08/15/26	2,416,537
1,810,000	2.375%, 03/15/24	1,668,069
3,920,000	Etsy, Inc.*
	0.125%, 10/01/26	3,664,592
2,934,000	Guess, Inc.*
	2.000%, 04/15/24	3,185,238
	Liberty Interactive, LLC
1,515,000	3.750%, 02/15/30	1,061,508
1,447,647	4.000%, 11/15/29	1,021,640
2,080,000	Tesla, Inc.
	2.000%, 05/15/24	4,579,650
3,935,000	Winnebago Industries, Inc.*
	1.500%, 04/01/25	4,351,638
		34,866,233
	Energy (0.2%)
537,000	Denbury Resources, Inc.*
	6.375%, 12/31/24	333,606
4,850,000	Nabors Industries, Inc.
	0.750%, 01/15/24	3,386,076
		3,719,682
	Financials (2.0%)
	Ares Capital Corp.
7,500,000	3.750%, 02/01/22	7,784,925
3,000,000	4.625%, 03/01/24	3,220,890
	JPMorgan Chase Bank, N.A.
11,900,000	0.000%, 12/30/20	13,479,785
5,700,000	0.125%, 01/01/23*	6,051,804
9,000,000	JPMorgan Chase Financial
	Company, LLC (Voya Financial,
	Inc.)*§
	0.250%, 05/01/23	9,713,745
1,490,000	Prospect Capital Corp.^
	4.950%, 07/15/22	1,545,219
		41,796,368
	Health Care (1.3%)
1,960,000	BioMarin Pharmaceutical, Inc.
	1.500%, 10/15/20	2,094,456
1,850,000	CONMED Corp.*
	2.625%, 02/01/24	2,379,368
5,500,000	Exact Sciences Corp.^
	0.375%, 03/15/27	6,213,075
5,015,000	Insulet Corp.*
	0.375%, 09/01/26	5,634,980
1,835,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	2,660,952
4,700,000	NuVasive, Inc.
	2.250%, 03/15/21	6,202,637
2,540,000	Repligen Corp.
	0.375%, 07/15/24	2,847,721
		28,033,189

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Industrials (0.3%)
4,600,000	Air Transport Services Group, Inc.
	1.125%, 10/15/24	$4,379,269
2,035,000	Chart Industries, Inc.*
	1.000%, 11/15/24	2,587,248
		6,966,517
	Information Technology (4.4%)
5,335,000	Akamai Technologies, Inc.*
	0.375%, 09/01/27	5,479,392
2,455,000	Alteryx, Inc.*
	1.000%, 08/01/26	2,648,294
4,325,000	Coupa Software, Inc.*
	0.125%, 06/15/25	5,438,795
1,412,000	CyberArk Software, Ltd.*	1,578,517
2,340,000	DocuSign, Inc.
	0.500%, 09/15/23	3,011,849
2,365,000	Euronet Worldwide, Inc.*^
	0.750%, 03/15/49	2,833,696
2,170,000	II-VI, Inc.
	0.250%, 09/01/22	2,220,626
3,860,000	Lumentum Holdings, Inc.*
	0.500%, 12/15/26	4,079,132
6,950,000	Microchip Technology, Inc.
	1.625%, 02/15/27	9,269,354
5,015,000	Okta, Inc.*
	0.125%, 09/01/25	5,088,144
	ON Semiconductor Corp.
5,822,000	1.000%, 12/01/20	7,638,144
2,940,000	1.625%, 10/15/23	3,923,709
3,225,000	Palo Alto Networks, Inc.
	0.750%, 07/01/23	3,585,507
4,975,000	Proofpoint, Inc.*
	0.250%, 08/15/24	5,292,330
2,260,000	Q2 Holdings, Inc.*
	0.750%, 06/01/26	2,725,662
7,600,000	Silicon Laboratories, Inc.
	1.375%, 03/01/22	9,146,638
3,070,000	Splunk, Inc.
	0.500%, 09/15/23	3,758,279
4,830,000	Wix.com, Ltd.^	5,995,334
4,025,000	Workday, Inc.
	0.250%, 10/01/22	5,513,183
2,730,000	Zendesk, Inc.
	0.250%, 03/15/23	4,070,717
		93,297,302
	Real Estate (0.5%)
2,000,000	Extra Space Storage, LP*
	3.125%, 10/01/35	2,439,830
6,120,000	IH Merger Sub, LLC
	3.500%, 01/15/22	8,569,958
		11,009,788
	Utilities (0.4%)
7,455,000	NRG Energy, Inc.
	2.750%, 06/01/48	8,208,589
	TOTAL CONVERTIBLE BONDS
	(Cost $274,301,083)	306,683,492
PRINCIPAL
AMOUNT	VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (0.3%)

6,450,000	United States Treasury Note
	2.000%, 11/15/26
	(Cost $6,263,973)	$6,692,379

BANK LOANS (2.9%)

	Communication Services (0.7%)
444,831	Charter Communications
	Operating, LLC "
	3.400%, 04/30/25
	1 mo. LIBOR + 1.75%	447,820
1,571,063	Clear Channel Outdoor Holdings,
	Inc. !
	0.000%, 08/21/26	1,579,656
897,750	CommScope, Inc. "
	4.895%, 04/06/26
	1 mo. LIBOR + 3.25%	898,684
598,500	CSC Holdings, LLC "
	4.176%, 04/15/27
	1 mo. LIBOR + 3.50%	601,867
897,750	Cumulus Media New Holdings,
	Inc. "
	5.395%, 03/31/26
	1 mo. LIBOR + 3.75%	906,148
1,532,143	Frontier Communications Corp. "
	5.400%, 06/15/24
	1 mo. LIBOR + 3.75	1,549,801
2,133,218	iHeartCommunications, Inc. "
	5.781%, 05/01/26
	1 mo. LIBOR + 4.00%	2,138,818
1,165,000	iHeartCommunications, Inc. !
	0.000%, 05/01/26	1,165,000
2,791,100	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	2,826,491
1,275,000	Intelsat Jackson Holdings, SA "
	6.305%, 01/02/24
	6 mo. LIBOR + 4.50%	1,290,938
1,485,000	Terrier Media Buyer, Inc. "
	6.148%, 12/17/26
	3 mo. LIBOR + 4.25%	1,499,479
496,173	Zayo Group, LLC / Zayo Capital,
	Inc. "
	3.645%, 01/19/21
	1 mo. LIBOR + 2.00%	496,987
		15,401,689
	Consumer Discretionary (0.5%)
1,144,142	Michaels Stores, Inc. "
	4.153%, 01/30/23
	1 mo. LIBOR + 2.50%	1,107,815
4,089,031	PetSmart, Inc. "
	5.670%, 03/11/22
	1 mo. LIBOR + 4.00%	4,085,474
2,109,699	Staples, Inc. "
	6.781%, 04/16/26
	1 mo. LIBOR + 5.00%	2,077,347
2,338,182	Weight Watchers International,
	Inc. "
	6.720%, 11/29/24
	3 mo. LIBOR + 4.75%	2,341,841
		9,612,477

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
	Energy (0.2%)			Industrials (0.5%)
800,000	Buckeye Partners, LP "		595,000	Allsup's Convenience Stores, Inc.
	4.531%, 11/01/26			"
	1 mo. LIBOR + 2.75%	$808,168		7.910%, 11/18/24
900,000	Epic Crude Services, LP "			3 mo. LIBOR + 6.25	$597,975
	7.040%, 03/02/26		2,089,500	Berry Global, Inc. "
	6 mo. LIBOR + 5.00%	875,250		3.781%, 07/01/26
1,477,481	McDermott Technology Americas,			1 mo. LIBOR + 2.00%	2,101,253
	Inc. "		1,240,000	Dun & Bradstreet Corp. "
	6.945%, 05/09/25			6.661%, 02/06/26
	1 mo. LIBOR + 5.00%	925,272		1 mo. LIBOR + 5.00%	1,248,835
354,742	McDermott Technology Americas,		907,725	Granite Holdings US Acquisition
	Inc. "			Co. "
	7.484%, 10/21/21			7.211%, 09/30/26
	3 mo. LIBOR + 10.00%	385,782		3 mo. LIBOR + 5.25%	908,860
1,365,000	Par Pacific Holdings, Inc. "		1,508,456	Navistar International Corp. "
	8.600%, 01/12/26			5.170%, 11/06/24
	3 mo. LIBOR + 6.75%	1,375,238		1 mo. LIBOR + 3.50%	1,514,867
		4,369,710	877,324	RegionalCare Hospital Partners
				Holdings, Inc. "

	Financials (0.2%)			5.395%, 11/17/25
2,725,000	Connect Finco Sarl !			2 mo. LIBOR + 4.50%	882,956
			1,945,000	Scientific Games International,
	0.000%, 12/11/26	2,746,500
				Inc. !
707,515	GLP Financing, LLC "
				0.000%, 08/14/24
	3.281%, 04/28/21
				0.000%, 08/14/24	1,942,569
	1 mo. LIBOR + 1.50%	706,631
			307,652	TransDigm, Inc. "
303,595	Level 3 Financing, Inc. "
				4.145%, 06/09/23
	3.395%, 03/01/27
				1 mo. LIBOR + 2.50%	307,844
	1 mo. LIBOR + 1.75%	303,367

236,279	MGM Growth Properties				9,505,159
	Operating Partnership LP "			Information Technology (0.2%)
	3.566%, 03/21/25

	1 mo. LIBOR + 2.00%	237,144	1,410,948	BMC Software Finance, Inc. "
		3,993,642		5.895%, 10/02/25
				1 mo. LIBOR + 4.25%	1,392,443

	Health Care (0.6%)		1,455,000	Camelot U.S. Acquisition 1 Co. "
2,855,830	Amneal Pharmaceuticals, LLC "			4.895%, 10/31/26
				1 mo. LIBOR + 3.25%	1,465,003
	5.188%, 05/04/25
			445,385	CDW, LLC "
	1 mo. LIBOR + 3.50%	2,624,993
				3.400%, 10/13/26
2,606,425	Bausch Health Cos., Inc. "
				1 mo. LIBOR + 1.75%	448,262
	4.670%, 06/02/25
			1,535,127	VFH Parent, LLC "
	1 mo. LIBOR + 3.00%	2,620,278
				5.263%, 03/01/26
944,935	Bausch Health Cos., Inc. "
				1 mo. LIBOR + 3.50%	1,542,810
	4.420%, 11/27/25

	1 mo. LIBOR + 2.75%	949,400			4,848,518
1,950,828	Gentiva Health Services, Inc. "
	4.938%, 07/02/25			TOTAL BANK LOANS
	1 mo. LIBOR + 3.75%	1,960,583		(Cost $61,785,259)	60,849,377
346,487	HCA, Inc. "
	3.395%, 03/13/25		CONVERTIBLE PREFERRED STOCKS (9.2%)
	1 mo. LIBOR + 1.75%	348,787
				Communication Services (0.0%)
1,250,059	Mallinckrodt International Finance,

	SA "		5,000	AT&T, Inc.
	4.695%, 09/24/24			5.350%, 11/01/66	132,300
	3 mo. LIBOR + 2.75%	1,050,518	20,000	Qwest Corp.
1,423,375	Ortho Clinical Diagnostics, SA "			6.500%, 09/01/56	515,000
	5.013%, 06/30/25		4,950	Telephone & Data Systems, Inc.^
	3 mo. LIBOR + 3.25%	1,410,921		7.000%, 03/15/60	127,463
2,675,727	Team Health Holdings, Inc. "		4,800	United States Cellular Corp.
	4.395%, 02/06/24			7.250%, 12/01/64	126,096
	1 mo. LIBOR + 2.75%	2,152,702			900,859
		13,118,182
				Consumer Discretionary (0.0%)

			2,700	Ford Motor Company
				6.200%, 06/01/59	71,766

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Staples (0.2%)
36,755	Energizer Holdings, Inc.
	7.500%, 01/15/22	$3,654,917
	Energy (0.2%)
11,660	Energy Transfer Operating, LP"
	7.625%, 08/15/23	289,751
	NuStar Energy, LP"
82,205	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	1,868,520
31,109	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	768,392
54,675	NuStar Logistics, LP"
	8.565%, 01/15/43	1,447,247
		4,373,910
	Financials (0.7%)
2,500	Affiliated Managers Group, Inc.
	5.875%, 03/30/59	68,475
80,250	AMG Capital Trust II
	5.150%, 10/15/37	3,822,067
13,585	Arch Capital Group, Ltd.
	5.250%, 09/29/21	352,395
31,880	Assurant, Inc.
	6.500%, 03/15/21	4,096,580
10,100	Axis Capital Holdings, Ltd.
	5.500%, 11/07/21	263,509
500	Bank of America Corp."""
	7.250%	786,350
	Capital One Financial Corp.
16,635	5.000%, 12/01/24	425,024
2,774	4.800%, 06/01/25	68,765
8,000	CIT Group, Inc.^
	5.625%, 12/15/24	209,200
5,550	Citizens Financial Group, Inc.^
	5.000%, 01/06/25	141,525
2,500	Fifth Third Bancorp^"
	6.625%, 12/31/23	73,100
11,000	JPMorgan Chase & Co.^
	4.750%, 12/01/24	283,250
5,175	KeyCorp
	5.650%, 12/15/23	139,207
10,250	Legg Mason, Inc.
	5.450%, 09/15/56	265,270
11,400	MetLife, Inc.
	4.750%, 03/15/25	291,612
	Morgan Stanley
19,000	4.875%, 01/15/25	483,550
7,575	5.850%, 04/15/27^"
	3 mo. USD LIBOR + 3.49	217,857
2,700	Northern Trust Corp.
	4.700%, 01/01/25	70,848
10,000	Oaktree Capital Group, LLC^
	6.550%, 09/15/23	277,600
10,000	Prospect Capital Corp.^
	6.250%, 06/15/24	258,000
	Wells Fargo & Company
23,000	4.750%, 03/15/25	578,220
500	7.500%, / /0"""	772,780
11,175	WR Berkley Corp.
	5.100%, 12/30/59	290,103
		14,235,287
PRINCIPAL
AMOUNT		VALUE
Health Care (1.0%)
133,000	Becton Dickinson and Company
	6.125%, 05/01/20	$ 8,718,150
9,980	Danaher Corp.
	4.750%, 04/15/22	12,186,977
20,905,127
	Industrials (1.6%)
5,000	Air Lease Corp.^"
	6.150%, 03/15/24	139,350
14,895	Fortive Corp.
	5.000%, 07/01/21	14,352,822
	Stanley Black & Decker, Inc.
99,900	5.375%, 05/15/20	10,444,545
94,345	5.250%, 11/15/22	9,905,282
		34,841,999
	Information Technology (1.1%)
19,390	Broadcom, Inc.
	8.000%, 09/30/22	22,271,354
	Real Estate (1.2%)
5,180	American Homes 4 Rent
	6.250%, 09/19/23	142,191
5,000	Brookfield Property Partners, LP
	6.375%, 09/30/24	132,800
2,925	Colony Capital, Inc.^
	7.150%	69,995
18,105	Crown Castle International Corp.
	6.875%, 08/01/20	24,094,858
5,000	Digital Realty Trust, Inc.^
	5.850%, 03/13/24	139,300
5,400	EPR Properties^
	5.750%	142,776
10,500	Federal Realty Investment Trust
	5.000%, 09/29/22	274,995
11,000	Kimco Realty Corp.^
	5.250%	292,270
5,300	PS Business Parks, Inc.
	5.200%	140,397
	Public Storage
10,085	5.600%, 03/11/24	282,582
2,725	4.875%, 09/12/24	71,586
5,250	Spirit Realty Capital, Inc.
	6.000%, 10/03/22	140,122
		25,923,872
	Utilities (3.2%)
5,000	Algonquin Power & Utilities Corp."
	6.875%, 10/17/78	142,100
199,805	American Electric Power
	Company, Inc.
	6.125%, 03/15/22	11,588,690
38,825	Aqua America, Inc.
	6.000%	2,633,500
84,885	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)§**
	4.516%, 09/15/29	5,146,875
5,000	CMS Energy Corp.
	5.875%, 10/15/78	137,000
115,315	Dominion Energy, Inc.
	7.250%	12,653,515
	DTE Energy Company
77,990	6.250%, 11/01/22	3,998,547

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
5,100	5.250%, 12/01/77	$135,609
1,401	Entergy Arkansas, LLC
	4.750%, 06/01/63	35,936
10,000	Entergy Louisiana, LLC^
	5.250%, 07/01/52	257,700
382,660	NextEra Energy, Inc.
	4.872%, 09/01/22	20,904,716
	Sempra Energy
36,190	6.750%, 07/15/21	4,525,197
35,100	6.000%, 01/15/21	4,444,011
5,325	5.750%, 07/01/79	142,337
	Southern Company
10,250	5.250%, 10/01/76	267,525
2,800	4.950%, 01/30/80	71,372
		67,084,630
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $176,605,591)	194,263,721
NUMBER OF
SHARES		VALUE
COMMON STOCKS (89.4%)
	Communication Services (10.5%)
36,295	Alphabet, Inc. - Class A^#	52,002,750
10,635	Alphabet, Inc. - Class C#	15,253,036
615,000	AT&T, Inc.~	23,136,300
411,425	Comcast Corp. - Class A	17,769,446
8,050	Cumulus Media, Inc. - Class A#	112,700
197,440	Facebook, Inc. - Class A^#	39,865,111
32,360	Netflix, Inc.#	11,167,112
300,000	Nintendo Company, Ltd.^	14,105,970
205,085	EUR Orange, SA	2,899,075
313,610	Verizon Communications, Inc.^	18,640,978
201,000	Walt Disney Company	27,800,310
		222,752,788
	Consumer Discretionary (9.6%)
16,885	Alibaba Group Holding, Ltd.#	3,488,272
36,300	Amazon.com, Inc.^#	72,916,536
51,070	Aptiv, PLC	4,330,225
105,975	Carnival Corp.^	4,613,092
57,270	Dollar Tree, Inc.#	4,986,499
825,570	Ford Motor Company	7,281,527
243,463	General Motors Company	8,129,230
98,585	Home Depot, Inc.	22,487,239
38,550	Lennar Corp. - Class A	2,558,178
105,270	Lowe's Companies, Inc.	12,236,585
62,500	McDonald's Corp.	13,373,125
162,800	Nike, Inc. - Class B	15,677,640
44,300	Royal Caribbean Cruises, Ltd.	5,186,644
77,770	Starbucks Corp.	6,597,229
96,530	Target Corp.	10,689,732
143,900	TJX Companies, Inc.	8,495,856
		203,047,609
	Consumer Staples (6.8%)
58,750	Altria Group, Inc.	2,792,388
405,710	Coca-Cola Company^	23,693,464
41,820	Costco Wholesale Corp.	12,776,846
250,885	Mondelez International, Inc. -
	Class A	14,395,781
137,570	PepsiCo, Inc.	19,537,691
147,500	Philip Morris International, Inc.	12,198,250
NUMBER OF
SHARES		VALUE
289,905	Procter & Gamble Company^	$ 36,127,961
52,650	Walgreens Boots Alliance, Inc.	2,677,253
170,835	Walmart, Inc.^	19,558,899
		143,758,533
	Energy (5.3%)
475,000	BP, PLC	17,161,750
325,000	Chevron Corp.^	34,820,500
130,575	ConocoPhillips	7,760,072
60,000	Diamond Offshore Drilling, Inc.^#	277,800
70,400	Energy Transfer, LP	886,336
76,005	Enterprise Products Partners, LP	1,958,649
59,955	EOG Resources, Inc.	4,371,319
355,670	Exxon Mobil Corp.	22,094,220
16,000	GasLog, Ltd.	103,680
90,085	Hess Corp.	5,096,108
21,360	Magellan Midstream Partners, LP	1,311,077
100,220	Marathon Petroleum Corp.	5,461,990
26,500	Pioneer Natural Resources
	Company	3,577,500
156,200	Schlumberger, Ltd.	5,234,262
31,050	Targa Resources Corp.^	1,133,325
18,259	Weatherford International, PLC^#	520,382
10,000	Williams Companies, Inc.	206,900
		111,975,870
	Financials (11.5%)
35,430	Affiliated Managers Group, Inc.^	2,829,085
65,730	American Express Company	8,536,355
346,890	American International Group, Inc.	17,434,691
1,019,405	Bank of America Corp.~	33,467,066
71,870	Bank of New York Mellon Corp.	3,218,339
41,560	Berkshire Hathaway, Inc. - Class
	B#	9,327,311
70,800	Capital One Financial Corp.	7,065,840
49,185	Cboe Global Markets, Inc.	6,060,576
53,065	Charles Schwab Corp.	2,417,111
46,700	Chubb, Ltd.	7,097,933
311,925	Citigroup, Inc.	23,210,339
125,000	Discover Financial Services	9,391,250
44,710	First Republic Bank	4,957,445
51,500	Goldman Sachs Group, Inc.	12,244,125
33,700	Intercontinental Exchange, Inc.	3,361,238
273,910	JPMorgan Chase & Company^	36,254,728
226,225	KeyCorp	4,232,670
132,475	Marsh & McLennan Companies,
	Inc.	14,818,653
180,770	Morgan Stanley	9,447,040
43,760	Northern Trust Corp.	4,280,166
157,631	Starwood Property Trust, Inc.^	4,044,811
121,226	Synchrony Financial	3,928,935
208,560	US Bancorp	11,099,563
113,485	Zions Bancorporation, N.A.^	5,162,433
		243,887,703
	Health Care (11.8%)
139,700	Abbott Laboratories~	12,173,458
138,035	Agilent Technologies, Inc.	11,396,170
44,545	Alexion Pharmaceuticals, Inc.#	4,427,327
44,255	Amgen, Inc.	9,561,293
18,870	Anthem, Inc.	5,005,834
149,780	Baxter International, Inc.	13,363,371
151,745	Bristol-Myers Squibb Company	9,552,348
26,830	CVS Health Corp.	1,819,611
27,350	Edwards Lifesciences Corp.#	6,013,171
109,850	Eli Lilly and Company	15,339,454

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
48,980	Gilead Sciences, Inc.	$ 3,095,536
26,400	Humana, Inc.	8,876,736
10,420	Intuitive Surgical, Inc.#	5,832,908
176,230	Johnson & Johnson	26,235,360
56,350	Laboratory Corp. of America
	Holdings#	9,883,790
156,340	Medtronic, PLC	18,047,889
251,550	Merck & Company, Inc.	21,492,432
470,855	Pfizer, Inc.^	17,534,640
20,295	Stryker Corp.^	4,276,156
8,700	Teleflex, Inc.	3,232,137
42,800	Thermo Fisher Scientific, Inc.	13,404,532
105,000	UnitedHealth Group, Inc.	28,607,250
		249,171,403
	Industrials (8.3%)
50,980	Boeing Company^	16,225,405
247,095	CSX Corp.	18,863,232
162,000	Delta Air Lines, Inc.	9,029,880
54,125	Emerson Electric Company	3,876,974
836,550	General Electric Company	10,415,047
104,790	Honeywell International, Inc.	18,151,724
46,281	Lockheed Martin Corp.^	19,813,822
450,000	Masco Corp.	21,384,000
37,050	Northrop Grumman Corp.	13,877,818
242,182	Rexnord Corp.#	7,907,242
135,000	EUR Siemens, AG	16,650,643
108,635	Union Pacific Corp.	19,491,292
		175,687,079
	Information Technology (22.1%)
65,132	Accenture, PLC - Class A	13,365,738
28,285	Adobe, Inc.#	9,931,995
366,205	Apple, Inc.^~	113,344,110
322,615	Applied Materials, Inc.	18,708,444
369,390	Cisco Systems, Inc.	16,980,858
117,815	Fidelity National Information
	Services, Inc.	16,925,303
43,165	Global Payments, Inc.	8,436,599
167,685	Intel Corp.	10,720,102
56,750	Lam Research Corp.	16,923,417
115,165	Marvell Technology Group, Ltd.^	2,768,567
88,115	MasterCard, Inc. - Class A	27,839,053
101,345	Micron Technology, Inc.#	5,380,406
678,950	Microsoft Corp.~	115,577,658
1,520,000	Nokia Corp.^	5,897,600
53,055	NVIDIA Corp.^	12,543,794
118,300	Oracle Corp.	6,204,835
66,010	QUALCOMM, Inc.	5,631,313
69,960	Salesforce.com, Inc.#	12,754,408
44,000	Skyworks Solutions, Inc.	4,978,600
85,550	Taiwan Semiconductor
	Manufacturing Company, Ltd.	4,614,567
190,870	Visa, Inc. - Class A^	37,977,404
		467,504,771
	Materials (1.5%)
153,383	Corteva, Inc.#	4,435,836
153,383	DuPont de Nemours, Inc.	7,850,142
72,750	Linde, PLC	14,777,708
82,000	Nucor Corp.	3,894,180
		30,957,866
Real Estate (1.1%)
81,115	American Tower Corp.	18,797,590
NUMBER OF
SHARES		VALUE
56,400	Welltower, Inc.	$ 4,788,924
		23,586,514
	Utilities (0.9%)
122,123	DTE Energy Company	16,194,731
79,670	Exelon Corp.	3,791,495
		19,986,226
	TOTAL COMMON STOCKS
	(Cost $1,539,423,122)	1,892,316,362

RIGHTS (0.0%) #

	Financials (0.0%)
22,573	Motors Liquidation Company
	(Cost $—)	194,241

WARRANTS (0.1%) #

	Energy (0.1%)
47,885	Tidewater, Inc.^
	11/14/42, Strike $0.00	799,201
16,676	Tidewater, Inc.
	11/14/42, Strike $0.00	278,322
	TOTAL WARRANTS
	(Cost $3,798,831)	1,077,523
EXCHANGE-TRADED FUNDS (2.2%)
	Other (2.2%)
25,700	iShares iBoxx High Yield
	Corporate Bond ETF^	2,249,521
195,550	iShares MSCI EAFE ETF	13,195,714
60,515	iShares NASDAQ Biotechnology
	ETF^	6,887,212
13,275	iShares Preferred & Income
	Securities ETF^	506,574
93,905	iShares Russell 2000 Value ETF	11,441,385
113,666	SPDR Bloomberg Barclays High
	Yield Bond ETF	12,394,141
6,425	SPDR Wells Fargo Preferred
	Stock ETF^	285,463
	TOTAL EXCHANGE-TRADED
	FUNDS
	(Cost $47,357,242)	46,960,010
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.2%) #
	Consumer Staples (0.0%)
535	Tyson Foods, Inc.
4,420,705	Call, 04/17/20, Strike $95.00	40,125
	Health Care (0.0%)
835	Health Care Select Sector SPDR
8,278,190	Call, 03/20/20, Strike $104.33	37,575

Other (0.2%)

iShares MSCI Emerging Markets

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF			@	In default status and considered non-income producing.
			~	Security, or portion of security, is segregated as collateral (or
CONTRACTS/
				potential collateral for future transactions) for written options.
NOTIONAL
				The aggregate value of such securities is $1,947,355.
AMOUNT		VALUE
			§	Securities exchangeable or convertible into securities of one
7,140
				or more entities that are different than the issuer. Each entity
30,066,540	Call, 03/20/20, Strike $45.73	$103,530
				is identified in the parenthetical.
830
			!	This position represents an unsettled loan commitment at
3,495,130	Call, 05/15/20, Strike $46.00	35,275
				period end. Certain details associated with this purchase are
605	iShares Nasdaq Biotechnology
				not known prior to the settlement date, including coupon
129,107,000	ETF
				rate, which will be adjusted on settlement date.
	Call, 03/20/20, Strike $124.00	30,250
			""	Perpetual maturity.
	iShares Russell 2000 ETF
			**	Step coupon security. Coupon changes periodically based
3,900
				upon a predetermined schedule. The rate shown is the rate
62,606,700	Call, 02/21/20, Strike $172.00	29,250
				in effect at January 31, 2020.
1,100
			#	Non-income producing security.
17,658,300	Call, 04/17/20, Strike $172.00	88,000
			***	The rate disclosed is the 7 day net yield as of January 31,
	S&P 500 Index
				2020.
600
			¡	As of January 31, 2020, the value of unfunded loan
193,531,200	Put, 02/28/20, Strike $3,180.00	2,544,000
				commitments was $1,864,445 for the Fund. See Notes to
90
				Schedule of Investments.
29,029,680	Put, 05/29/20, Strike $3,310.00	1,314,000

		4,144,305
	TOTAL PURCHASED OPTIONS
	(Cost $5,188,075)	4,222,005
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (3.3%)
35,209,187	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	35,226,792
34,756,839	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	34,756,839
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $69,981,883)	69,983,631

TOTAL INVESTMENTS (143.7%)

FOREIGN CURRENCY ABBREVIATION

EUR European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S .dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

(Cost $2,645,879,002)	3,039,804,912
MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-11.4%)	(242,000,000)
LIABILITIES, LESS OTHER ASSETS¡ (-32.3%)	(682,888,057)
NET ASSETS (100.0%)	$ 2,114,916,855

NOTES TO SCHEDULE OF INVESTMENTS

µSecurity, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $110,768,680.

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^Security, or portion of security, is on loan.

"Variable rate security. The rate shown is the rate in effect at January 31, 2020.

See accompanying Notes to Schedule of Investments

2/18/2020 12:49 PM

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the "Fund") was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund's investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks, convertible securities and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the- counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2020 was as follows*:

Cost basis of investments	$2,645,879,002
Gross unrealized appreciation	573,669,447
Gross unrealized depreciation	(179,743,537)
Net unrealized appreciation (depreciation)	$393,925,910

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 9,680,000 mandatory redeemable preferred shares ("MRPS") with an aggregate liquidation preference of

$242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2020.

	Term
Series	Redemption Date	Dividend Rate	Shares (000's)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
				Total	$242,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA" by Fitch Ratings, Inc. ("Fitch"). If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" within the Statement of Operations.

The MRPS rank junior to the Fund's borrowings under the SSB Agreement and senior to the Fund's outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the "OC Test") and an asset coverage test with respect to its outstanding senior securities (the "AC Test"). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund's governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.